NestYield Dynamic Income ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 100.3%	Shares	Value
Consumer Discretionary Products - 4.1%
Tesla, Inc.(a)	8,726	$3,512,302

Health Care - 8.7%
Alnylam Pharmaceuticals, Inc.(a)	11,857	3,947,433
Eli Lilly & Co.	3,271	3,441,059
		7,388,492

Industrial Products - 22.1%
AeroVironment, Inc.(a)	14,935	3,767,354
Bloom Energy Corp. - Class A(a)	33,974	5,288,732
GE Vernova, Inc.	6,348	5,545,613
Vertiv Holdings Co. - Class A	15,954	4,066,515
		18,668,214

Materials - 5.7%
Coeur Mining, Inc.(a)	176,970	4,804,736

Media - 8.2%
Alphabet, Inc. - Class A	11,080	3,454,301
AppLovin Corp. - Class A(a)	7,947	3,455,117
		6,909,418

Software & Tech Services - 7.8%
CoreWeave, Inc. - Class A(a)	42,451	3,377,402
Palantir Technologies, Inc. - Class A(a)	23,281	3,193,920
		6,571,322

Tech Hardware & Semiconductors - 38.9%(b)
Advanced Micro Devices, Inc. (a)	9,963	1,994,692
Astera Labs, Inc.(a)	20,498	2,435,777
Broadcom, Inc.	5,876	1,877,676
Credo Technology Group Holding Ltd.(a)	21,519	2,415,938
Micron Technology, Inc.	8,239	3,397,516
NVIDIA Corp.	10,249	1,816,020
Sandisk Corp.(a)	11,377	7,228,491
Seagate Technology Holdings PLC	12,583	5,131,851
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,800	3,296,304
Teradyne, Inc.	10,391	3,325,432
		32,919,697

Utilities - 4.8%
Vistra Corp.		23,370	$4,063,809

TOTAL COMMON STOCKS (Cost $79,501,873)			84,837,990

PURCHASED OPTIONS - 0.5%(a)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.0%(e)
Advanced Micro Devices, Inc., Expiration: 3/13/2026; Exercise Price: $220.00(f)	$2,002,100	100	18,700
Astera Labs, Inc., Expiration: 3/13/2026; Exercise Price: $175.00	594,150	50	1,750
Invesco QQQ Trust, Expiration: 3/2/2026; Exercise Price: $650.00(f)	85,020,600	1,400	700
Microsoft Corp., Expiration: 3/20/2026; Exercise Price: $435.00	3,338,290	85	6,673
Robinhood Markets, Inc., Expiration: 3/13/2026; Exercise Price: $89.00	758,500	100	5,150
Total Call Options			32,973

Put Options - 0.5%
Invesco QQQ Trust, Expiration: 3/2/2026; Exercise Price: $604.00(f)	85,020,600	1,400	327,600
Invesco QQQ Trust, Expiration: 3/6/2026; Exercise Price: $560.00(f)	91,093,500	1,500	69,750
Total Put Options			397,350

TOTAL PURCHASED OPTIONS (Cost $866,989)			430,323

TOTAL INVESTMENTS - 100.8% (Cost $80,368,862)			$85,268,313
Liabilities in Excess of Other Assets - (0.8)%			(635,374)
TOTAL NET ASSETS - 100.0%			$84,632,939

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Does not round to 0.1% or (0.1)%, as applicable.

(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

NestYield Dynamic Income ETF

Schedule of Written Options Contracts

February 28, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (1.1)%(a)(b)	Amount	Contracts	Value
Call Options - (0.5)%
Advanced Micro Devices, Inc., Expiration: 3/6/2026; Exercise Price: $232.50	$(1,521,596)	(76)	$(1,216)
Coeur Mining, Inc., Expiration: 3/6/2026; Exercise Price: $28.50	(4,802,835)	(1,769)	(114,985)
GE Vernova, Inc., Expiration: 3/6/2026; Exercise Price: $930.00	(4,193,280)	(48)	(17,280)
Invesco QQQ Trust, Expiration: 3/2/2026; Exercise Price: $617.00	(85,020,600)	(1,400)	(13,300)
Micron Technology, Inc., Expiration: 3/6/2026; Exercise Price: $435.00	(3,381,434)	(82)	(54,530)
Sandisk Corp., Expiration: 3/6/2026; Exercise Price: $710.00	(7,179,568)	(113)	(88,140)
Seagate Technology Holdings PLC, Expiration: 3/6/2026; Exercise Price: $437.50	(5,098,000)	(125)	(65,625)
Teradyne, Inc., Expiration: 3/6/2026; Exercise Price: $352.50	(2,560,240)	(80)	(16,800)
Vertiv Holdings Co., Expiration: 3/6/2026; Exercise Price: $267.50	(3,135,147)	(123)	(45,879)
Total Call Options			(417,755)

Put Options - (0.6)%
Invesco QQQ Trust, Expiration: 3/2/2026; Exercise Price: $597.00	(85,020,600)	(1,400)	(127,400)
Invesco QQQ Trust, Expiration: 3/6/2026; Exercise Price: $588.00	(91,093,500)	(1,500)	(390,000)
Total Put Options			(517,400)

TOTAL WRITTEN OPTIONS (Premiums received $1,128,953)			$(935,155)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.